Vessels and Equipment - Schedule of Property Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Vessels & equipment - Activity
Additions	$ 118,063	$ 522,369
Drydock costs	14,750	15,348
Accumulated depreciation - Activity
Accumulated depreciation, beginning balance	(280,318)	(212,024)
Accumulated depreciation, disposals	5,731	3,289
Depreciation for the year	(88,756)	(71,583)	$ (56,230)
Accumulated depreciation, ending balance	(363,343)	(280,318)	(212,024)
Net Vessels - Activity
Net vessel, beginning balance	1,723,023	1,256,889
Additions	118,063	522,369
Drydock costs	14,750	15,348
Depreciation for the year	(88,756)	(71,583)	(56,230)
Net vessel, ending balance	1,767,080	1,723,023	1,256,889
Vessels & Equipment
Vessels & equipment - Activity
Vessels and equipment, beginning balance	2,003,341	1,468,913
Additions	118,063	522,369
Drydock costs	14,750	15,348
Disposals	(5,731)	(3,289)
Vessels and equipment, ending balance	2,130,423	2,003,341	$ 1,468,913
Net Vessels - Activity
Additions	118,063	522,369
Drydock costs	$ 14,750	$ 15,348